COMMITMENTS AND CONTINGENCIES - Capital expenses commitments (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of commitments and contingencies [abstract]
Contractual commitments for acquisition of property, plant and equipment	$ 76,985	$ 31,225
Contractual commitments for acquisition of intangible assets	$ 54,407	$ 79,105